Employee Benefit Plans (Actual & Target Allocation of Fair Value by Asset Class) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits U.S. Plans
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Pension Benefits U.S. Plans | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	82.00%
Actual	81.00%	75.00%
Pension Benefits U.S. Plans | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	10.00%
Actual	11.00%	15.00%
Pension Benefits U.S. Plans | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	8.00%
Actual	8.00%	10.00%
Other Postretirement Benefits U.S. Plans
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Other Postretirement Benefits U.S. Plans | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	76.00%
Actual	76.00%	75.00%
Other Postretirement Benefits U.S. Plans | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	24.00%
Actual	24.00%	25.00%
Other Postretirement Benefits U.S. Plans | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	0.00%	0.00%